Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 4,215	$ 28,560
Prepaid expenses	3,789	34,573
Total Current Assets	8,004	63,133
Marketable securities held in trust account	18,000,701	50,880,604
Cash held in trust escrow account	55,000
Total Assets	18,063,705	50,943,737
Current Liabilities:
Accounts payable and accrued offering costs and expenses	488,308	213,118
Other payable	125,000
Total Current Liabilities	1,753,640	387,955
Total Liabilities	1,753,640	387,955
Commitments and contingencies
Ordinary shares subject to possible redemption (1,574,356 shares at $11.47 and 4,725,829 shares at $10.77 per share as of December 31, 2024 and 2023, respectively)	18,055,701	50,880,604
Shareholders’ Deficit:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,280,500 shares issued and outstanding as of December 31, 2024 and 2023, respectively	228	228
Additional paid-in capital
Accumulated deficit	(1,745,864)	(325,050)
Total Shareholders’ Deficit	(1,745,636)	(324,822)
Total Liabilities, Redeemable Ordinary Shares, and Shareholders’ Deficit	18,063,705	50,943,737
Related Party [Member]
Current Liabilities:
Due to related party	9,837	9,837
Promissory notes	623,449	165,000
Nonrelated Party [Member]
Current Liabilities:
Promissory notes	$ 507,046